Cover	6 Months Ended
Sep. 30, 2025
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	Dreamland Limited
Entity Central Index Key	0002041338
Entity Primary SIC Number	8741
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	c/o No. 5, 17th Floor
Entity Address, Address Line Two	PeakCastle, No. 476 Castle Peak Road
Entity Address, City or Town	Cheung Sha WanKowloon
Entity Address, Country	HK
City Area Code	(852)
Local Phone Number	5628 6281
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	c/o No. 5, 17th Floor
Entity Address, Address Line Two	PeakCastle, No. 476 Castle Peak Road
Entity Address, City or Town	Cheung Sha WanKowloon
Entity Address, Country	HK
City Area Code	(852)
Local Phone Number	5628 6281